Statement of Compliance - Summary of Impact, Net of Tax, of Transition to IFRS No. 9 on Reserves, Retained Earnings and Non-Controlling Interests (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Reserves	₩ (1,404,368)		₩ (682,556)
Retained earnings	₩ 44,160,659		₩ 42,974,658
Increase (decrease) due to changes in accounting policy required by IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Reserves		₩ (498,517)
Retained earnings		447,067
Fair value through other comprehensive income [Member] | Increase (decrease) due to changes in accounting policy required by IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Reserves		(76,992)
Retained earnings		₩ 76,992